Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of transactions with other related parties

	Year ended December 31,
	2021	2020	2019
	$	$	$
Sales to a shareholder	—	16,950	393,342
Purchase from a joint venture	53,981	21,119	5,590
Services provided by a company with control from a director	90,353	—	—
Legal and professional fee paid on behalf of related companies	9,060	—	—